UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830

13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Palumbo
Title:    Chief Financial Officer
Phone:    (203) 485-8550

Signature, Place and Date of Signing:


/s/ Kenneth F. Palumbo             Greenwich, CT             February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $2,550,892
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number     Name
--------------------     ----

28-11725                 SCP Overseas Master Fund, LP
28-11269                 SCP Domestic Fund, LP
28-11268                 SCP Equity Fund Domestic, LP
28-11723                 SCP Equity Overseas Master Fund, LP
28-11732                 SCP Levered Fund Overseas, Ltd.

                                                     FORM 13F INFORMATION TABLE
          Column 1                Column 2      Column 3     Col 4         Column 5         Column 6   Col 7          Column 8


                                                             Value    Shars or  Sh/ Put/   Investment  Othr       Voting Authority
      Name of Security         Title of class     CUSIP      (x000)   Prn Amt   Prn Call   Discretion  Mngrs   Sole    Shared   None
AETNA INC NEW                        COM        00817Y108    37,286     863,500 SH            SOLE             SOLE
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105   152,382   3,369,783 SH            SOLE             SOLE
BAIDU COM INC                  SPON ADR REP A   056752108    16,945     150,366 SH            SOLE             SOLE
BURLINGTON NORTHN SANTA FE C         COM        12189T104    47,761     647,075 SH            SOLE             SOLE
COMVERSE TECHNOLOGY INC         COM PAR $0.10   205862402    56,570   2,679,753 SH            SOLE             SOLE
CAREMARK RX INC                      COM        141705103    77,118   1,350,350 SH            SOLE             SOLE
CISCO SYS INC                        COM        17275R102    27,330   1,000,000 SH            SOLE             SOLE
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    50,139   1,760,511 SH            SOLE             SOLE
CVS CORP                             COM        126650100   117,180   3,791,004 SH            SOLE             SOLE
DADE BEHRING HLDGS INC               COM        23342J206    63,766   1,601,769 SH            SOLE             SOLE
AMDOCS LTD                           ORD        G02602103    34,325     885,815 SH            SOLE             SOLE
EQUINIX INC                        COM NEW      29444U502    76,563   1,012,466 SH            SOLE             SOLE
ADVANCED MEDICAL OPTICS INC          COM        00763M108     8,306     235,954 SH            SOLE             SOLE
GOLDMAN SACHS GROUP INC              COM        38141G104    85,192     427,350 SH            SOLE             SOLE
LIBERTY GLOBAL INC                COM SER A     530555101   146,559   5,027,743 SH            SOLE             SOLE
LIBERTY GLOBAL INC                COM SER C     530555309    46,941   1,676,468 SH            SOLE             SOLE
LEAP WIRELESS INTL INC             COM NEW      521863308    75,520   1,269,886 SH            SOLE             SOLE
MASTERCARD INC                      CL A        57636Q104    70,320     713,980 SH            SOLE             SOLE
NETLOGIC MICROSYSTEMS INC            COM        64118B100     1,527      70,400 SH            SOLE             SOLE
NETFLIX COM INC                      COM        64110L106    50,065   1,936,013 SH            SOLE             SOLE
NII HLDGS INC                     CL B NEW      62913F201    30,076     466,730 SH            SOLE             SOLE
NEW RIV PHARMACEUTICALS INC          COM        648468205    35,075     641,102 SH            SOLE             SOLE
NVIDIA CORP                          COM        67066G104    31,362     847,400 SH            SOLE             SOLE
OMNIVISION TECHNOLOGIES INC          COM        682128103     2,788     204,258 SH            SOLE             SOLE
PHELPS DODGE CORP                    COM        717265102    59,860     500,000 SH  PUT       SOLE             SOLE
POTASH CORP SASK INC                 COM        73755L107    58,153     405,304 SH            SOLE             SOLE
QUALCOMM INC                         COM        747525103   152,638   4,039,100 SH  CALL      SOLE             SOLE
QUALCOMM INC                         COM        747525103   249,960   6,614,461 SH            SOLE             SOLE
RESEARCH IN MOTION LTD               COM        760975102    92,107     720,826 SH            SOLE             SOLE
SCHWAB CHARLES CORP NEW              COM        808513105    48,809   2,523,732 SH            SOLE             SOLE
SHIRE PLC                       SPONSORED ADR   82481R106    59,573     964,582 SH            SOLE             SOLE
SHAW COMMUNICATIONS INC           CL B CONV     82028K200    57,259   1,805,700 SH            SOLE             SOLE
TEVA PHARMACEUTICAL INDS LTD         ADR        881624209   128,924   4,148,126 SH            SOLE             SOLE
TIM PARTICIPACOES S A           SPON ADR PFD    88706P106    56,916   1,644,012 SH            SOLE             SOLE
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    65,144   2,411,853 SH            SOLE             SOLE
UNITED THERAPEUTICS CORP DEL         COM        91307C102    36,243     666,599 SH            SOLE             SOLE
WATERS CORP                          COM        941848103    72,331   1,477,063 SH            SOLE             SOLE
YAHOO INC                            COM        984332106    71,879   2,814,385 SH            SOLE             SOLE

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